Note 10 - Subsequent Events	12 Months Ended
Dec. 31, 2013
Notes
Note 10 - Subsequent Events

NOTE 9 – SUBSEQUENT EVENTS

In accordance with ASC 855, Company management reviewed all material events through the date of this report and determined that there are no material subsequent events to report.